Pension plan and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	R$ (9,131)
Expense (revenue) recognized in income (loss)	(824)
Sponsor's contributions	3,115
Recognized actuarial (gains) or losses	442
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(6,398)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(2,337)
Expense (revenue) recognized in income (loss)	(255)
Sponsor's contributions
Recognized actuarial (gains) or losses	550
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(2,042)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(119)
Expense (revenue) recognized in income (loss)	(13)
Sponsor's contributions
Recognized actuarial (gains) or losses	(24)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(156)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	1,080
Expense (revenue) recognized in income (loss)	112
Sponsor's contributions	(99)
Recognized actuarial (gains) or losses	10
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	1,103
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance
Expense (revenue) recognized in income (loss)
Sponsor's contributions
Recognized actuarial (gains) or losses
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	2,381
Expense (revenue) recognized in income (loss)	366
Sponsor's contributions	(2)
Recognized actuarial (gains) or losses	637
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	R$ 3,382